Acquisitions and Disposals of Subsidiaries - Additional Information (Detail) - AB inBev [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of acquisitions and disposals [line items]
Derecognized net assets	$ 573
OCI reclassified to consolidated income statement	584
Non-cash loss	$ 7
AB InBev Efes [member]
Disclosure of acquisitions and disposals [line items]
Ownership interest	50.00%
Non-controlling interest	50.00%
Investment hold in non-controlling interest	50.00%
Acquisition and disposal measured at estimated fair value	$ 1,150
Keurig green mountain incorporated [member]
Disclosure of acquisitions and disposals [line items]
Percentage of voting interest held in joint venture		70.00%
Percentage of economic interest held in joint venture		70.00%